Description of Business and Summary of Significant Accounting Policies - Cash Paid for Interest (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental Cash Flow Information [Line Items]
Debt interest paid	$ 40,935	$ 61,667	$ 65,231
Capitalized interest	(515)	(620)	(1,188)
Cash paid for interest, net of capitalized interest	$ 40,420	$ 61,047	$ 64,043